Income Taxes - Deferred taxes (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Deferred Tax Assets - Inventories	$ 3.6	$ 3.5
Deferred Tax Assets - Net Operating Loss Carryforwards - U.S.	143.1	176.8
Deferred Tax Assets - Net Operating Loss Carryforwards - Foreign	51.1	82.8
Deferred Tax Assets - Employee Benefits	98.9	101.1
Deferred Tax Assets - State taxes	2.3	2.2
Deferred Tax Assets - Sales related reserves	31.4	32.9
Deferred Tax Assets - Other	30.7	33.0
Total gross deferred tax assets	361.1	432.3
Less valuation allowance	(70.6)	(120.0)
Total deferred tax assets, net of valuation allowance	290.5	312.3
Deferred tax liabilities - Plant, equipment and other assets	(17.0)	(17.6)
Deferred tax liabilities - Foreign currency translation adjustment	(1.1)	(1.8)
Deferred tax liabilities - Other	(21.0)	(20.4)
Total gross deferred tax liabilities	(39.1)	(39.8)
Net deferred tax assets	$ 251.4	$ 272.5